Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust IV
Entity Central Index Key	0001644419
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000237474
Shareholder Report [Line Items]
Fund Name	Main BuyWrite ETF
Trading Symbol	BUYW
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Main BuyWrite ETF for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.mainmgtetfs.com/buyw/. You can also request this information by contacting us at 1-866-383-9778
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-383-9778
Additional Information Website	https://www.mainmgtetfs.com/buyw/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Main BuyWrite ETF	$98	0.94%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.94%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 years	Since Inception (December 29, 2015)
Main BuyWrite ETF - NAV	8.72%	10.43%	5.77%
S&P 500® Index	21.45%	17.64%	14.85%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Dec. 29, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 899,219,467
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 5,882,952
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$899,219,467
Number of Portfolio Holdings	19
Advisory Fee (net of waivers)	$5,882,952
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.5%
Money Market Funds	1.5%

Asset Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.0%
Equity Option	-15.8%
Index Option	-4.4%
Money Market Funds	1.8%
Equity	118.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core S&P 500 ETF	45.3%
BNY Mellon US Large Cap Core Equity ETF	15.0%
Communication Services Select Sector SPDR Fund	10.9%
Consumer Discretionary Select Sector SPDR Fund	10.4%
Utilities Select Sector SPDR Fund	10.4%
Invesco Nasdaq 100 ETF	9.9%
Health Care Select Sector SPDR Fund	8.7%
Energy Select Sector SPDR Fund	7.8%
State Street Institutional Treasury Money Market Fund, Premier Class	1.8%
S&P 500 Index, 12/19/25 6000.0 Call	-0.4%